Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill translation and other, increase (decrease)	$ (543)
Goodwill	48,112	$ 27,910
Goodwill resulting from business combinations	20,745
Goodwill, foreign currency translation and other	(543)
Goodwill Eliminations and other, increase (decrease)	18
Otis [Member]
Goodwill [Line Items]
Goodwill	1,688	1,737
Goodwill resulting from business combinations	7
Goodwill, foreign currency translation and other	(56)
Carrier [Member]
Goodwill [Line Items]
Goodwill	9,835	10,009
Goodwill resulting from business combinations	194
Goodwill, foreign currency translation and other	(368)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,567	1,511
Goodwill resulting from business combinations	58
Goodwill, foreign currency translation and other	(2)
Collins Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	20,400
Goodwill	35,001	14,650
Goodwill resulting from business combinations	20,468
Goodwill, foreign currency translation and other	(117)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	21	3
Goodwill resulting from business combinations	18
Goodwill, foreign currency translation and other	0
Total Segments [Member]
Goodwill [Line Items]
Goodwill	48,091	$ 27,907
Goodwill resulting from business combinations	20,727
Goodwill, foreign currency translation and other	(543)
Taylor Company [Member]
Goodwill [Line Items]
Goodwill translation and other, increase (decrease)	$ 151